RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Profit Sharing and Savings Plan
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

NOTE 5.  RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are shares in common collective trusts and mutual funds managed by Fidelity.  Fidelity is the trustee as described by the Plan, and therefore, these transactions qualified as party-in-interest transactions.  Certain Plan investments are shares in the common stock of O’Reilly Automotive, Inc.  O’Reilly Automotive, Inc. is the Plan sponsor as described by the Plan, and therefore, these transactions qualified as party-in-interest transactions.  All of these transactions are exempt from the prohibited transaction rules.